Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost
Balance at beginning of year	$ 2,824	$ 2,516	$ 2,516
Additions during the year	12,266	308
Retirements during the year	(2,995)
Balance at end of year	12,095	2,824	2,516
Accumulated amortization
Balance at beginning of year	1,505	1,229	978
Additions during the year	829	276	251
Retirements during the year	(1,723)
Balance at end of year	611	1,505	1,229
Amortized balance	11,484	1,319	1,287
Technology [Member]
Cost
Balance at beginning of year	2,263	1,955	1,955
Additions during the year	4,651	308
Retirements during the year	(1,955)
Balance at end of year	4,959	2,263	1,955
Accumulated amortization
Balance at beginning of year	1,469	1,199	954
Additions during the year	808	270	245
Retirements during the year	(1,685)
Balance at end of year	592	1,469	1,199
Amortized balance	4,367	794	756
Customer relations [Member]
Cost
Balance at beginning of year	38	38	38
Additions during the year	259
Retirements during the year	(38)
Balance at end of year	259	38	38
Accumulated amortization
Balance at beginning of year	36	30	24
Additions during the year	21	6	6
Retirements during the year	(38)
Balance at end of year	19	36	30
Amortized balance	240	2	8
Goodwill [Member]
Cost
Balance at beginning of year	523	523	523
Additions during the year	7,356
Retirements during the year	(1,002)
Balance at end of year	6,877	523	523
Accumulated amortization
Balance at beginning of year
Additions during the year
Retirements during the year
Balance at end of year
Amortized balance	$ 6,877	$ 523	$ 523